U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

February 4, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Empiric Funds, Inc.
File Nos. 033-96334 and 811-09088

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Empiric Funds, Inc. (the “Company”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 31, 2011, and filed electronically as Post-Effective Amendment No. 24 to the Company’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6029.

Sincerely,

/s/ John Hadermayer

John Hadermayer, Esq.
For U.S. Bancorp Fund Services, LLC